Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Risks and Uncertainties [Abstract]
Concentrations

During the three months ended March 31, 2019 the Company’s two largest customers accounted for approximately 17% and 2% of sales, respectively. During the three months ended March 31, 2018, the Company’s two largest customers accounted for approximately 28% and 12% of sales, respectively.

For the year ended December 31, 2018, the Company’s two largest customers represented 12% and 7% of sales. For the year ended December 31, 2017, the Company’s two largest customers represented 21% and 12% of sales. For the six months ended December 31, 2017, the Company’s two largest customers each represented 6% of sales. For the six months ended December 31, 2016, the Company’s two largest customers represented 75% and 1% of sales.